Document and Entity Information	0 Months Ended
Feb. 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 14, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Feb. 14, 2014
Document Effective Date	Feb. 14, 2014
Prospectus Date	Aug. 31, 2013
Administrative, Institutional, P, D Prospectus | AllianzGI U.S. Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	NGFAX
Administrative, Institutional, P, D Prospectus | AllianzGI U.S. Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NGFIX
Administrative, Institutional, P, D Prospectus | AllianzGI U.S. Managed Volatility Fund | P
Risk/Return:
Trading Symbol	ANCPX
Administrative, Institutional, P, D Prospectus | AllianzGI U.S. Managed Volatility Fund | D
Risk/Return:
Trading Symbol	NGWDX
Administrative, Institutional, P, D Prospectus | AllianzGI International Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	ANCAX
Administrative, Institutional, P, D Prospectus | AllianzGI International Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NAISX
Administrative, Institutional, P, D Prospectus | AllianzGI International Managed Volatility Fund | P
Risk/Return:
Trading Symbol	ANIPX
Administrative, Institutional, P, D Prospectus | AllianzGI International Managed Volatility Fund | D
Risk/Return:
Trading Symbol	PNIDX
A, B, C Prospectus | AllianzGI U.S. Managed Volatility Fund | A
Risk/Return:
Trading Symbol	NGWAX
A, B, C Prospectus | AllianzGI U.S. Managed Volatility Fund | B
Risk/Return:
Trading Symbol	NGWBX
A, B, C Prospectus | AllianzGI U.S. Managed Volatility Fund | C
Risk/Return:
Trading Symbol	NGWCX
A, C, R Prospectus | AllianzGI International Managed Volatility Fund | A
Risk/Return:
Trading Symbol	PNIAX
A, C, R Prospectus | AllianzGI International Managed Volatility Fund | C
Risk/Return:
Trading Symbol	PNICX
A, C, R Prospectus | AllianzGI International Managed Volatility Fund | R
Risk/Return:
Trading Symbol	ANIRX